Accounting policies - Financial instruments categorized in Level 3 (Details) € in Millions, $ in Millions, $ in Millions, in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2018 USD ($) item	Dec. 31, 2019 MXV ( ) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Financial instruments
Level 3 maturity period threshold			20 years
Level 3
Financial instruments
Maturity period			20 years
Number of loans classified as Held to collect and sell business model	1			1
Loan amount granted | $								$ 39
Cross currency swaps (CCS) | Level 3 | Thirty years
Financial instruments
Level 3 maturity period threshold				30 years
CCS USD/Peso | Level 3 | Twenty two years
Financial instruments
Number of financial instruments				2
Notional amount | $	$ 100	$ 100		$ 100
Maturity period				22 years
Level 3 maturity period threshold				20 years
CCS USD/Peso | Level 3 | Thirty years
Financial instruments
Number of financial instruments				3
Notional amount | $	12	$ 12		$ 12
Maturity period				30 years
CCS UDI/Peso | Level 3 | Twenty five
Financial instruments
Number of financial instruments		1
Notional amount | $								$ 200
Maturity period		25 years
Level 3 maturity period threshold		30 years
CCS USD/Peso | Level 3 | Twenty years
Financial instruments
Number of financial instruments			5
Notional amount | $						$ 40
CCS 91 - day TIIE
Financial instruments
Notional amount |			250
CCS 91 - day TIIE | Level 3
Financial instruments
Number of financial instruments			2
Interest rate swaps | Level 3 | Twenty years
Financial instruments
Number of financial instruments			4
Notional amount | $							$ 432
IRS 91-day TIIE | Level 3
Financial instruments
Number of financial instruments			4
Notional amount | $							419
Red Compartida | Level 3
Financial instruments
Number of financial instruments				6
Red Compartida | Foreign currency exchange forwards and plain vanilla Fx option | Level 3
Financial instruments
Notional amount | $	$ 526	$ 526		$ 526
Nominal distribution term in periods				9
Red Compartida | Foreign currency exchange forwards and plain vanilla Fx option | Level 3 | Minimum
Financial instruments
Maturity period				2 years
Red Compartida | Foreign currency exchange forwards and plain vanilla Fx option | Level 3 | Maximum
Financial instruments
Maturity period				5 years
IRS 91-Day TIIE options | Level 3
Financial instruments
Number of financial instruments			2
Notional amount | $							2,395
EQ Options | Level 3
Financial instruments
Number of financial instruments			158
Notional amount | €					€ 7
Balance Guaranteed Swap, Fully hedged | Level 3
Financial instruments
Notional amount | $							7,500
Loan, Held to collect and sell | Level 3
Financial instruments
Number of financial instruments			1
Notional amount | $							$ 2,865